INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2020	Nov. 30, 2019	Oct. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Movantik
Reconciliation of changes in intangible assets
Useful life of assets (in years)	10 years 6 months			12 years 6 months
Aemcolo
Reconciliation of changes in intangible assets
Useful life of assets (in years)			11 years
Impairment loss				$ 8.9	$ 0.8
Talicia
Reconciliation of changes in intangible assets
Useful life of assets (in years)		15 years